                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   June 30, 2001


Check here if Amendment [x]; Amendment Number:   1

This Amendment (Check only one.):  [ ]    is a restatement.
                                   [x]    adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED 8/2/01 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name:         Milton Arbitrage Partners LLC
Address:      56 Mason Street
              Greenwich, Connecticut  06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck II
Title:   Managing Member
Phone:   (203)661-7022

Signature, Place, and Date of Signing:

/s/ James E. Buck II           Greenwich, Connecticut          November 2 , 2001
--------------------------     ----------------------          -----------------
      [Signature]                   [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                     -------------

Form 13F Information Table Entry Total:                      25
                                                     -------------

Form 13F Information Table Value Total:               $ 287,155
                                                     -------------
                                                      (thousands)


List of Other Included Managers:

None
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                FORM 13F INFORMATION TABLE (FILINGS MADE 6/30/01)

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       COLUMN 1              COLUMN 2       COLUMN 3  COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
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                                                                                                                  VOTING AUTHORITY
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                                                        VALUE   SHRS OR PRN  SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER             TITLE OF CLASS    CUSIP     (X1000)     AMOUNT    PRN  CALL  DISCRETION  MANAGERS     SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
American Gen Corp          Common Stock    026351106    45,414     977,700   SH            SOLE                 977,700    0      0
Bacou USA Inc              Common Stock    056439102       564      20,000   SH            SOLE                  20,000    0      0
Bancwest Corp              Common Stock    059790105    27,241     791,900   SH            SOLE                 791,900    0      0
Bangor Hydro Elec          Common Stock    060077104     4,101     154,300   SH            SOLE                 154,300    0      0
Barrett Resources          Common Stock    068480201     6,805     115,347   SH            SOLE                 115,347    0      0
BHC Communications
  Inc Cl A                 Common Stock    055448104    10,633      76,500   SH            SOLE                  76,500    0      0
Cenit Bancorp              Common Stock    15131W109     3,334     113,000   SH            SOLE                 113,000    0      0
Chieftan Intl Fdg Corp     Pfrd Stk Conv   168672202     2,281      63,600   SH            SOLE                  63,600    0      0
Chieftan Intl Inc          Common Stock    16867C101    10,634     370,000   SH            SOLE                 370,000    0      0
Chris Craft Inds Inc       Common Stock    170520100    13,484     188,849   SH            SOLE                 188,849    0      0
Donna Karan Intl Inc       Common Stock    257826107     3,089     292,000   SH            SOLE                 292,000    0      0
F&M Natl Corp              Common Stock    302374103     6,872     171,800   SH            SOLE                 171,800    0      0
Galileo International      Common Stock    363547100     1,625      50,000   SH            SOLE                  50,000    0      0
Gulf Canada Resources Ltd  Common Stock    40218L305    12,960   1,600,000   SH            SOLE               1,600,000    0      0
HS Res Inc                 Common Stock    404297103    23,088     356,300   SH            SOLE                 356,300    0      0
Minimed Inc                Common Stock    60365K108    12,144     253,000   SH            SOLE                 253,000    0      0
Nova Corp Ga               Common Stock    669784100    29,830     948,500   SH            SOLE                 948,500    0      0
Richmond County Finl Corp  Common Stock    764556106    24,778     660,400   SH            SOLE                 660,400    0      0
Structural Dynamics
  Resh Corp                Common Stock    863555108       828      33,800   SH            SOLE                  33,800    0      0
Tosco Corp                 Common Stock    891490302     9,709     220,400   SH            SOLE                 220,400    0      0
Unigraphics Solutions      Common Stock    904928108       289       9,100   SH            SOLE                   9,100    0      0
United Television Inc      Common Stock    913066106    13,419     106,500   SH            SOLE                 106,500    0      0
Mesaba Holdings Inc        Common Stock    59066B102       583      63,200   SH            SOLE                  63,200    0      0
Texaco Inc                 Common Stock    881694103    23,191     347,900   SH            SOLE                 347,900    0      0
Washington Mut Inc         Common Stock    929322103       259       6,900   SH            SOLE                   6,900    0      0